Other Expenses (Schedule of Other Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other Expenses [abstract]
Write-down of investment in associate	$ 2,706
Write off of mineral properties	1,554
Loss (gain) on disposal of assets	67	$ 167
Write-off of spare parts		398
Write off of assets held for sale		691
Other expenses	284	705
Other (income) expenses	$ 4,611	$ 1,961